Janus Henderson U.S. Dividend Income Fund Performance Management - Class I N Shares [Member] - Janus Henderson U.S. Dividend Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available atjanushenderson.com/performance or by calling 1-877-335-2687.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
Bar Chart [Heading]	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Closing [Text Block]	Best Quarter:3rd Quarter 20249.29%Worst Quarter:3rd Quarter 2023– 2.77%
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/25)
Performance Table Narrative	The Fund’s broad-based benchmark index is the Russell 1000 Index due to regulatory requirements. The Fund’s additional benchmark indices are the Russell 1000 Value Index and effective July 28, 2025, the S&P 500 Dividend Aristocrats Index, which have characteristics similar to those of the Fund. The indices are described below.•The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.•The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.•The S&P 500 Dividend Aristocrats Index measures the performance of S&P 500 companies that have increased dividends every year for the last 25 consecutive years.After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	Updated performance information is available atjanushenderson.com/performance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	janushenderson.com/performance
Performance Availability Phone [Text]	1-877-335-2687
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.29%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.77%)
Lowest Quarterly Return, Date	Sep. 30, 2023